Description of the Plan and Recent Transactions and Events (Details) $ in Thousands		1 Months Ended				12 Months Ended
	Feb. 27, 2024 USD ($)	Feb. 28, 2026 USD ($)	Jan. 31, 2026 USD ($)	Feb. 28, 2025 USD ($)	Jan. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) year	Dec. 31, 2024 USD ($)	Jan. 01, 2025 USD ($)	Jan. 01, 2022 year
Pfizer Savings Plan
EBP, Description of Plan [Line Items]
Transfers into the Plan	$ 564,900
Participant loans transferred to the plan	$ 2,400
Mandatory small benefit cashout amount								$ 7
Maximum annual compensation to total compensation, percentage						30.00%
Eligible age for catch-up contributions | year						50
Employer contribution, matching, retirement age | year									65
Company matching contributions					$ 45,700
Participant contributions vesting percentage						1
Forfeitures						$ 2,500	$ 2,200
Reduction of company contributions from forfeitures						$ 12,000
Participant contribution, automatic deferral enrollment period						31 days
Participant contribution, automatic deferral rate						6.00%
Basis spread on variable rate						0.01
Minimum loan amount						$ 1
Maximum loan, to total account, percentage						50.00%
Maximum loan amount						$ 50
General loan, loan term						5 years
Primary residence, loan term						15 years
Note receivable from participant, termination of employment, repayment period						90 days
Pfizer Savings Plan | Contributions, Tranche One
EBP, Description of Plan [Line Items]
Matching percentage						3.00%
Participant compensation matched, percentage						100.00%
Pfizer Savings Plan | Contributions, Tranche Two
EBP, Description of Plan [Line Items]
Matching percentage						3.00%
Participant compensation matched, percentage						50.00%
Pfizer Savings Plan | Subsequent Event
EBP, Description of Plan [Line Items]
Company matching contributions			$ 37,800
Pfizer Savings Plan | Retirement Eligible Scenario One
EBP, Description of Plan [Line Items]
Employer contribution, matching, retirement age | year									62
Retirement eligible, minimum years of service									5 years
Pfizer Savings Plan | Retirement Eligible Scenario Two
EBP, Description of Plan [Line Items]
Employer contribution, matching, retirement age | year									55
Retirement eligible, minimum years of service									10 years
Pfizer Savings Plan | Minimum
EBP, Description of Plan [Line Items]
Interest rates						3.25%	3.25%
Pfizer Savings Plan | Maximum
EBP, Description of Plan [Line Items]
Matching percentage						6.00%
Interest rates						10.50%	10.50%
Pfizer Savings Plan - Retirement Savings Contribution
EBP, Description of Plan [Line Items]
Employer contribution, matching, retirement age | year									65
Company matching contributions				$ 341,100
Employer contribution vesting percentage						100.00%
Employer contribution vesting service period						3 years
Pfizer Savings Plan - Retirement Savings Contribution | Subsequent Event
EBP, Description of Plan [Line Items]
Company matching contributions		$ 342,300
Pfizer Savings Plan - Retirement Savings Contribution | Retirement Eligible Scenario One
EBP, Description of Plan [Line Items]
Employer contribution, matching, retirement age | year									62
Retirement eligible, minimum years of service									5 years
Pfizer Savings Plan - Retirement Savings Contribution | Retirement Eligible Scenario Two
EBP, Description of Plan [Line Items]
Employer contribution, matching, retirement age | year									55
Retirement eligible, minimum years of service									10 years